Segment analysis - Segment results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment analysis
Revenue	€ 7,644	€ 6,345	€ 5,199
Adjusted EBITDA	1,340	1,158	934
Capital expenditure	436	318	304
Segment assets	9,298	10,290	6,338
Metal Packaging Europe
Segment analysis
Revenue	2,967	2,235	1,650
Adjusted EBITDA	491	366	260
Capital expenditure	156	72	46
Segment assets	3,740	3,946	1,863
Metal Packaging Americas
Segment analysis
Revenue	1,714	1,059	390
Adjusted EBITDA	235	139	44
Capital expenditure	71	35	15
Segment assets	1,549	1,835	405
Glass Packaging Europe
Segment analysis
Revenue	1,376	1,392	1,452
Adjusted EBITDA	301	296	284
Capital expenditure	98	90	109
Segment assets	1,823	1,895	1,765
Glass Packaging North America
Segment analysis
Revenue	1,587	1,659	1,707
Adjusted EBITDA	313	357	346
Capital expenditure	111	121	134
Segment assets	€ 2,186	€ 2,614	€ 2,305